Reserves (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Balance at 1 January	¥ 19,418,325
Total comprehensive income for the year attributable to shareholders of the Company	(2,668,408)	¥ 2,215,229	¥ 633,560
Dividends declared and approved in respect of previous year	1,082,381	1,082,381
Appropriation of safety production fund	0	0	0
Purchase of own shares	25,689
Balance at 31 December	15,403,868	19,418,325
Legal surplus [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	6,571,284	4,072,476
Total comprehensive income for the year attributable to shareholders of the Company	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		2,498,808
Appropriation of safety production fund	0	0
Purchase of own shares	0
Balance at 31 December	6,571,284	6,571,284	4,072,476
Capital surplus [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	13,739	13,739
Total comprehensive income for the year attributable to shareholders of the Company	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Appropriation of safety production fund	0	0
Purchase of own shares	0
Balance at 31 December	13,739	13,739	13,739
Surplus reserve [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	101,355	101,355
Total comprehensive income for the year attributable to shareholders of the Company	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Appropriation of safety production fund	0	0
Purchase of own shares	0
Balance at 31 December	101,355	101,355	101,355
Other reserve [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	22,965	6,326
Total comprehensive income for the year attributable to shareholders of the Company	(23,771)	16,639
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Appropriation of safety production fund	0	0
Purchase of own shares	0
Balance at 31 December	(806)	22,965	6,326
Hedging reserve [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	36,460	0
Total comprehensive income for the year attributable to shareholders of the Company	201,519	125,159
Amounts transferred from hedging reserve to initial carrying amount of hedged items	(237,979)	(88,699)
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Appropriation of safety production fund	0	0
Purchase of own shares	0
Balance at 31 December	0	36,460	0
Share premium [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	106,846	106,846
Total comprehensive income for the year attributable to shareholders of the Company	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Appropriation of safety production fund	0	0
Purchase of own shares	0
Balance at 31 December	106,846	106,846	106,846
Safety production fund [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	186,326	145,597
Total comprehensive income for the year attributable to shareholders of the Company	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Appropriation of safety production fund	54,092	40,729
Purchase of own shares	0
Balance at 31 December	240,418	186,326	145,597
Treasury shares [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	0	0
Total comprehensive income for the year attributable to shareholders of the Company	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Appropriation of safety production fund	0	0
Purchase of own shares	(25,689)
Balance at 31 December	(25,689)	0	0
Retained earnings [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	12,379,350	13,927,837
Total comprehensive income for the year attributable to shareholders of the Company	(2,846,156)	2,073,431
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	(1,082,381)	(1,082,381)
Transfer to legal surplus		(2,498,808)
Appropriation of safety production fund	(54,092)	(40,729)	(88,460)
Purchase of own shares	0
Balance at 31 December	8,396,721	12,379,350	13,927,837
Total [member]
Disclosure of reserves within equity [line items]
Balance at 1 January	19,418,325	18,374,176
Total comprehensive income for the year attributable to shareholders of the Company	(2,668,408)	2,215,229
Amounts transferred from hedging reserve to initial carrying amount of hedged items	(237,979)	(88,699)
Dividends declared and approved in respect of previous year	(1,082,381)	(1,082,381)
Transfer to legal surplus		0
Appropriation of safety production fund	0	0
Purchase of own shares	(25,689)
Balance at 31 December	¥ 15,403,868	¥ 19,418,325	¥ 18,374,176